Steben & Company, Inc. 9711 Washingtonian Blvd., Suite 400 Gaithersburg, MD 20878	240 631 7600 T 240 631 9595 F www.steben.com

August 26, 2013

VIA EDGAR

Securities and Exchange Commission

Washington, DC 20549

Re:	Steben Alternative Investment Funds File Nos. 811-22880 and 333-________

Ladies and Gentlemen:

Transmitted electronically with this letter for filing pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”), and the Securities Act of 1933, as amended (“1933 Act”), on behalf of Steben Alternative Investment Funds (the “Trust”), is the Trust’s registration statement on Form N-1A (the “Registration Statement”), relating to the establishment of the Trust as a registered investment company. The Trust has filed electronically a Notification of Registration on Form N-8A in conjunction with this filing.

This Registration Statement is registering the initial series of the Trust, the Steben Managed Futures Fund (the “Fund”). The Fund will initially offer Class A, Class C, Class I and Class N shares, which are reflected in the prospectus and statement of additional information for the Fund included in the Registration Statement.

The Registration Statement transmitted with this letter contains a conformed signature page, the manually executed original of which is maintained at the office of the Trust.

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Any questions or comments should be directed to the undersigned at 240.631.7602.

Sincerely,

/s/ Francine Rosenberger
Francine J. Rosenberger